Restatement of Financial Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 01, 2009
Total stockholders equity/deficit	$ 17,316		$ 17,316		$ 42,543			$ 14,166
Net income (loss) per share attributable to common shareholders:
Basic	$ 0.14	$ 0.08	$ 0.34	$ 0.23
Diluted	$ 0.13	$ 0.08	$ 0.32	$ 0.22
Weighted average shares
Basic	44,337	42,962	43,519	42,962	42,962	42,962	42,962
Diluted	47,811	45,024	47,164	44,646	45,742	45,019	42,962
As originally reported
Total stockholders equity/deficit					42,543	30,159
Net income (loss) per share attributable to common shareholders:
Basic					$ 0.16	0.11	$ 0.00
Diluted					$ 0.15	0.11	$ 0.00
Weighted average shares
Basic					37,666	37,666	37,666
Diluted					40,446	39,723	38,985
As adjusted
Redeemable preferred stock					58,248	51,753
Total stockholders equity/deficit					(15,705)	(21,594)
Net income (loss) per share attributable to common shareholders:
Basic					$ 0.14	0.10	$ 0.00
Diluted					$ 0.13	0.09	$ 0.00
Weighted average shares
Basic					42,962	42,962	42,962
Diluted					45,742	45,019	42,962
Effect of the change
Redeemable preferred stock					58,248	51,753
Total stockholders equity/deficit					$ (58,248)	(51,753)
Net income (loss) per share attributable to common shareholders:
Basic					$ (0.02)	(0.01)
Diluted					$ (0.02)	(0.02)
Weighted average shares
Basic					5,296	5,296	5,296
Diluted					5,296	5,296	3,977